Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Sep. 28, 2015
Cavalier Adaptive Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001464413_SupplementTextBlock

STARBOARD INVESTMENT TRUST

Cavalier Adaptive Income Fund

(Previously known as the Cavalier Stable Income Fund)

Supplement to the Prospectus, Summary Prospectus, and

Statement of Additional Information

August 3, 2016

This supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information dated September 28, 2015 for the Cavalier Adaptive Income Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-683-8529.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Interim Investment Sub-Advisory Agreement

Cavalier Investments, Inc. ("Cavalier Investments"), investment adviser to the Fund, has entered into an agreement (the "Transaction") with a partial owner of Cavalier Investments, whereby Cavalier Investments will buy out that partial owner's interest in the firm. The Transaction closed on August 1, 2016.

The Transaction may be deemed to result in an "assignment," as that term is defined by the Investment Company Act of 1940 (the "1940 Act"), of the Investment Advisory Agreement between Cavalier Investments and the Trust on behalf of the Fund. Accordingly, under the 1940 Act, the assignment of the agreement will result in its termination, effective August 1, 2016.

On July 21, 2016, the Funds' Board of Trustees (the "Trustees" or the "Board") met to consider the approval of: (i) a new investment advisory agreement between the Trust and Cavalier Investments; and (ii) a sub-advisory agreement between Cavalier Investments and Efficient Market Advisors, LLC on behalf of the Fund.

The Board has determined that it is in the best interests of the Fund and its shareholders for the Fund to continue operating without interruption, and therefore approved both (i) an Interim Investment Advisory Agreement (the "Interim Advisory Agreement") with Cavalier Investments, the current investment advisor to the Funds; and (ii) an Interim Investment Sub-Advisory Agreement (the "Interim Sub-Advisory Agreement") with Efficient Market Advisors, LLC. Efficient Market Advisors, LLC is an investment advisory firm registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Both the Interim Advisory Agreement and the Interim Sub-Advisory Agreement became effective on August 1, 2016.

The terms and conditions of the Interim Advisory Agreement are substantially identical to those of the previous investment advisory agreement between the Fund and Cavalier Investments. The Interim Advisory Agreement provides for the same advisory fee as that previously paid to Cavalier Investments under the terms of the previous investment advisory agreement. The foregoing notwithstanding, the Interim Advisory Agreement does differ from the previous investment advisory agreement in that it provides for the following terms required of such agreements by Rule 15a-4 under the Investment Company Act of 1940:

(i)             the advisory fee otherwise payable under the Interim Advisory Agreement is held in an interest-bearing escrow account to be paid to Cavalier Investments pending approval by shareholders of the Fund of a permanent investment advisory agreement for the Fund;

(ii)           the term of the Interim Advisory Agreement is the earlier of 150 days from the date of the agreement or the date that a new investment advisory agreement is approved by the shareholders of the Fund; and

(iii)         the Interim Advisory Agreement may be terminated by the Board on 10 days' written notice to Cavalier Investments.  If shareholders of the Fund do not approve a new investment advisory agreement within 150 days from the date of the Interim Advisory Agreement, Cavalier Investments will be paid the lesser of the costs incurred in performing services under the Interim Advisory Agreement or the total amount in the escrow account, including interest earned.

These three terms are also present in the Interim Sub-Advisory Agreement.

Investors should anticipate receiving a proxy statement soliciting their approval of a new investment advisory agreement in the near future.  If shareholders of the Fund do not approve a permanent investment advisory agreement within the 150-day period specified under Rule 15a-4 of the Investment Company Act of 1940, the Board will take such action as it deems necessary and in the best interests of the Fund and its shareholders.

Portfolio Manager

In connection with the Interim Agreement, the new portfolio managers for the Fund are Herb Morgan, III and Glenn Ambach with Efficient Market Advisors, LLC.

Name Change

This supplement is also to inform shareholders, prospective investors, and other interested parties that the name of the Fund has changed from the "Cavalier Stable Income Fund" to the "Cavalier Adaptive Income Fund." All references to the previous name should be disregarded and read to refer to the new name.

State Registrations

The prospectus and summary prospectus should now note that the Fund or its individual share classes may not be registered for sale in all 50 states.

REIT Risk

On page 16 of the Prospectus, at the end of the section titled, "Principal Risks of Investing in the Fund," underneath the paragraph titled, "Fixed-Income Market Risk," the following paragraph is added:

REIT Risk: To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.  To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

On page 85 of the Prospectus, under the section titled, "Cavalier Stable Income Fund," in the bullet-point list of principal risks, the following risk is added:

•         REIT Risk

On page 99 of the Prospectus, at the end of the section titled, "Principal Investment Risks for the Funds Managed by the Advisor," underneath the paragraph titled, "Risks from Writing Options," the following paragraph is added:

REIT Risk: To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.  To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Investors Should Retain This Supplement for Future Reference